Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 29, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	UIS
Entity Registrant Name	UNISYS CORP
Entity Central Index Key	0000746838
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	43,980,426
Entity Public Float		$ 852,500,000